DEPOSITS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
DEPOSITS [Abstract]
Savings certificates	$ 2,272	$ 2,343	$ 3,573	$ 1,360
Brokered CDs	5,700	1,500
Certificates of Deposit [Member]
DEPOSITS [Abstract]
Savings certificates	$ 250	$ 250